UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report
August 31, 2021

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2020 through August 31, 2021 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum. The Fund had positive performance during the Period ending August 31, 2021. The market price for VIDI increased 33.09% and the NAV increased 33.22%, while the Morningstar Global ex-US Large-Mid Index, a broad market index, gained 25.65% over the same Period and the Morningstar Global Markets ex-US Index gained 26.03%. The Fund’s Index returned 34.62%. Meanwhile, outstanding shares ended the Period at 17,500,000.

For the Period, the largest positive contributor to return was Great Wall Motor (2333 HK), adding 0.90% to the return of the Fund, gaining 188.80% with an average weighting of 0.38%. The second largest contributor to return was United Microelectronics Corporation (2303 TT), adding 0.74% to the return of the Fund, gaining 193.48% with an average weighting of 0.56%. The third largest contributor to return was Kumho Petrochemical Company Ltd. (011780 KS), adding 0.72% to the return of the Fund, gaining 102.78% with an average weighting of 0.61%.

For the Period, the largest negative contributor to return was AGL Energy Ltd.(AGL AU), detracting 0.26% from the return of the Fund, declining 50.01% with an average weighting of 0.34%. The security contributing second-most negatively was Supermax Corporation Bhd (SUCB MK), detracting 0.24% from the return of the Fund, and declining 51.13% with an average weighting of 0.20%. The third largest negative contributor to return was Mercator Medical (MRC PW), detracting 0.22% from the return of the Fund, and declining 46.28% with an average weight of 0.19%.

For the Period, the best performing security in the Fund was Kulicke & Soffa Industries, Inc. (KLIC US), gaining 195.84% and contributing 0.38% to the return of the Fund. The second-best performing security for the Period was United Microelectronics Corporation (2303 TT), gaining 193.48% and contributing 0.74% to the return of the Fund. The third-best performing security was Royal Mail PLC (RMG LN), gaining 189.31% for the Period and contributing 0.35% to the return of the Fund.

VIDENT INTERNATIONAL EQUITY FUND

For the Period, the worst performing security in the Fund was International Consolidated Airline (IAGN LN), declining 91.94% and reducing the return of the Fund by 0.09%. The second-worst performing security in the Fund was Sun Art Retail Group Ltd. (6808 HK), declining 52.26% and reducing the return of the Fund by 0.20%. The third-worst performing security in the Fund was Supermax Corporation Bhd (SUCB MK), declining 51.13% and reducing the return of the Fund by 0.24%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2020 through August 31, 2021 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock Index (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had positive performance during the Period ending on August 31, 2021. The market price for VUSE increased 50.06% and the NAV increased 50.29%, while the S&P 500 Index, a broad market index, gained 31.17% over the same Period, and the Morningstar U.S. Market Total Return Index gained 32.52%. The Fund’s Index returned 50.64%. Meanwhile, outstanding shares ended the Period at 9,600,000.

For the Period, the largest positive contributor to return was Cerence, Inc. (CRNC US), adding 0.63% to the return of the Fund, gaining 110.36% with an average weighting of 0.35%. The second largest contributor to return was Nucor Corporation (NUE US), adding 0.60% to the return of the Fund, gaining 163.33% with an average weighting of 0.62%. The third largest contributor to return was Darling Ingredients, Inc. (DAR US), adding 0.55% to the return of the Fund, gaining 116.05% with an average weighting of 0.57%.

For the Period, the largest negative contributor to return was Skillz, Inc. (SKLZ US), detracting 0.21% from the return of the Fund, declining 49.02% with an average weighting of 0.18%. The security contributing second-most negatively was Renewable Energy Group, Inc. (REGI US), detracting 0.13% from the return of the Fund, and declining 31.64% with an average weighting of 0.16%. The third largest negative contributor to return was CoreCivic, Inc. (CXW US), detracting 0.10% from the return of the Fund, and declining 27.79% with an average weight of 0.13%.

For the Period, the best performing security in the Fund was Kohl’s Corporation (KSS US), gaining 170.36% and contributing 0.35% to the return of the Fund. The second-best performing security for the Period was Nucor Corporation (NUE US), gaining 163.33% and contributing 0.60% to the return of the Fund. The third-best performing security was Affiliated Managers Group, Inc. (AMG US), gaining 147.85% for the Period and contributing 0.48% to the return of the Fund.

VIDENT CORE U.S. EQUITY FUND

For the Period, the worst performing security in the Fund was Stratasys Ltd. (SSYS US), declining 52.45% and reducing the return of the Fund by 0.04%. The second-worst performing security in the Fund was Skillz, Inc. (SKLZ US), declining 49.02% and reducing the return of the Fund by 0.21%. The third-worst performing security in the Fund was Renewable Energy Group, Inc. (REGI US), declining 31.64% and reducing the return of the Fund by 0.13%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Bond Strategy ETF (“VBND” or the “Fund”). The following information pertains to the fiscal period of September 1, 2020 through August 31, 2021 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index (the “Index”). This Index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.

The Fund had positive performance during the Period ending on August 31, 2021. The market price for VBND increased 1.38% and the NAV increased 1.46%, while the FTSE Broad Investment Grade Bond Index gained 0.04% over the same Period. The Fund’s Index returned 2.20%. Meanwhile, outstanding shares ended the Period at 8,000,000.

For the Period, the largest positive contributor to return was NOV, Inc. (NOV 3.95 12/01/42), adding 0.08% to the return of the Fund, gaining 26.94% with an average weighting of 0.26%. The second largest contributor to return was Marathon Oil Corporation (MRO 6.6 10/01/37), adding 0.07% to the return of the Fund, gaining 30.28% with an average weighting of 0.28%. The third largest contributor to return was Energy Transfer LP (ET 7 1/2 07/01/38), adding 0.07% to the return of the Fund, gaining 26.30% with an average weighting of 0.30%.

For the Period, the largest negative contributor to return was U.S. Treasury note (T 5 1/4 02/15/29), detracting 0.13% from the return of the Fund, declining 4.28% with an average weighting of 2.25%. The security contributing second-most negatively was U.S. Treasury note (T 4 3/8 05/15/41), detracting 0.09% from the return of the Fund, and declining 4.95% with an average weighting of 0.77%. The third largest negative contributor to return was U.S. Treasury note (T 6 1/4 05/15/30), detracting 0.08% from the return of the Fund, and declining 2.98% with an average weight of 2.83%.

For the Period, the best performing security in the Fund was Marathon Oil Corporation (MRO 6.6 10/01/37), gaining 30.28% and contributing 0.07% to the return of the Fund. The second-best performing security for the Period was NOV, Inc. (NOV 3.95 12/01/42), gaining 26.94% and contributing 0.08% to the return of the Fund. The third-best performing security was ONEOK, Inc. (OKE 6.85 10/15/37), gaining 26.94% for the Period and contributing 0.02% to the return of the Fund.

VIDENT CORE U.S. BOND STRATEGY ETF

For the Period, the worst performing security in the Fund was U.S. Treasury note (T 4 5/8 02/15/40), declining 11.04% and reducing the return of the Fund by 0.03%. The second-worst performing security in the Fund was U.S. Treasury Inflation Indexed bond (TII 1 02/15/46), declining 8.67% and reducing the return of the Fund by 0.02%. The third-worst performing security in the Fund was U.S. Treasury Inflation Indexed bond (TII 1 02/15/48), declining 6.57% and reducing the return of the Fund by 0.01%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 18-49.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth. The Vident Core U.S. Stock Index (Bloomberg Symbol: VCUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. The Vident Core U.S. Bond Index (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

The Morningstar Global ex-US Large-Mid Index measures the performance of Global Markets Ex-US’ equity markets targeting the top 90% of stocks by market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The Morningstar Global Markets ex-US Index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

VIDENT FUNDS

The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted.

The Morningstar U.S. Market Total Return Index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The FTSE Broad Investment Grade Bond Index measures the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. Introduced in 1985, the index covers US Treasury, government sponsored, collateralized, and corporate debt providing a reliable representation of the US investment-grade bond market. Sub-indexes are available in any combination of asset class, maturity, and rating.

It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2021	Year	Years	Years	Inception(1)
Vident International
Equity Fund – NAV	33.22%	6.46%	8.09%	3.84%
Vident International
Equity Fund – Market	33.09%	6.35%	8.13%	3.77%
Vident Core International
Equity Index/Vident
International Equity Index(2)(3)	34.62%	7.19%	8.81%	4.71%
Morningstar Global ex-U.S.
Large-Mid Index(2)(4)	25.65%	9.73%	10.19%	5.90%
Morningstar Global Markets
ex-US Index(2)(5)	26.03%	9.67%	10.17%	6.20%

The Performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2020, is 0.61%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 29, 2013.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core International Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident International Equity Index.

(4)	Morningstar Global ex-U.S. Large-Mid Index measures the performance of Global Markets Ex-U.S. equity markets targeting the top 90% of stocks by market capitalization.
(5)	Morningstar Global Markets ex-US Index provides exposure to the top 97% market capitalization in each of two economic segments, developed markets, excluding the United States, and emerging markets.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2021	Year	Years	Years	Inception(1)
Vident Core U.S.
Equity Fund – NAV	50.29%	9.69%	12.42%	9.42%
Vident Core U.S.
Equity Fund – Market	50.06%	9.70%	12.42%	9.43%
Vident Core U.S. Stock
Index/Vident Core
U.S. Equity Index(2)(3)	50.64%	10.06%	12.67%	9.48%
Morningstar U.S. Market
Total Return Index(2)(4)	32.52%	18.06%	18.06%	14.57%
S&P 500 Index(2)(5)	31.17%	18.07%	18.02%	14.76%

The performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated  December 31, 2020, is 0.50%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is January 21, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Stock Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Stock Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Equity Index.

(4)	Morningstar U.S. Market Total Return Index is a diversified broad market index that targets 97% market capitalization coverage of the investable universe.
(5)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.  The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2021	Year	Years	Years	Inception(1)
Vident Core U.S. Bond
Strategy ETF – NAV	1.46%	5.30%	2.74%	2.81%
Vident Core U.S. Bond
Strategy ETF – Market	1.38%	5.26%	2.70%	2.76%
Vident Core U.S. Bond
Index/Vident Core U.S.
Bond Strategy Index(2)(3)	2.20%	6.07%	3.52%	3.67%
FTSE Broad Investment
Grade Bond Index(2)(4)	0.04%	5.55%	3.17%	3.23%

The performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2020, is 0.41%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 15, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Bond Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Bond Strategy Index.

(4)	FTSE Broad Investment Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2021 (Unaudited)

Percentage of
Country	Net Assets
Republic of Korea	7.1%
Taiwan	6.9%
Hong Kong	6.7%
China	6.7%
Singapore	6.3%
Norway	5.8%
Germany	5.7%
Australia	5.1%
Japan	4.7%
Switzerland	4.4%
Sweden	4.2%
South Africa	4.0%
Brazil	3.8%
United Kingdom	3.6%
Canada	3.4%
Malaysia	3.4%
Thailand	3.0%
Chile	2.2%
Russian Federation	1.9%
Mexico	1.6%

(a)	Less than 0.05%

	Percentage of
Country	Net Assets
Indonesia	1.6%
Netherlands	1.5%
Poland	0.9%
Israel	0.8%
Ireland	0.7%
Italy	0.6%
France	0.5%
Denmark	0.5%
Finland	0.5%
Spain	0.5%
Belgium	0.3%
New Zealand	0.2%
India	0.0	%(a)
Short-Term Investments	0.3%
Investments Purchased
with Proceeds from
Securities Lending	3.5%
Liabilities in Excess of
Other Assets	(2.9)%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2021 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	20.9%
Consumer Discretionary	14.6%
Financials	13.0%
Industrials	12.1%
Healthcare	10.9%
Communication Services	8.6%
Consumer Staples	7.3%
Materials	3.6%
Energy	3.3%
Utilities	2.9%
Real Estate	2.6%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	29.4%
Liabilities in Excess of Other Assets	(29.3)%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of August 31, 2021 (Unaudited)

Percentage of
Asset Type	Net Assets
U.S. Government Notes/Bonds	61.6%
Corporate Bonds	24.5%
Mortgage Backed Securities – U.S. Government Agency	11.8%
U.S. Government Agency Issues	1.2%
Asset Backed Securities	0.3%
Short-Term Investments	9.8%
Investments Purchased with Proceeds from Securities Lending	15.5%
Liabilities in Excess of Other Assets	(24.7)%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021

Shares	Security Description	Value

COMMON STOCKS – 97.0%

	Australia – 5.1%
78,659	Ansell Ltd.	$2,068,990
1,604,311	Beach Energy Ltd.	1,231,136
141,866	BlueScope Steel Ltd.	2,612,806
128,137	Fortescue Metals Group Ltd.	1,966,627
571,451	Harvey Norman Holdings Ltd. (a)	2,246,930
482,561	IOOF Holdings Ltd.	1,678,755
64,628	JB Hi-Fi Ltd.	2,162,816
81,646	Medibank Pvt Ltd.	211,832
806,253	Metcash Ltd. (a)	2,404,140
302,155	QBE Insurance Group Ltd.	2,612,418
23,181	Rio Tinto Ltd.	1,898,502
1,357,546	Silver Lake Resources Ltd. (a) (b)	1,364,223
81,228	Sonic Healthcare Ltd.	2,576,462
		25,035,637

	Belgium – 0.3%
63,256	Proximus SADP	1,239,911

	Brazil – 2.8%
361,766	Cia Brasileira de Distribuicao	2,010,380
300,467	EDP – Energias do Brasil SA	1,084,007
397,619	JBS SA	2,360,294
613,290	Marfrig Global Foods SA	2,465,355
115,136	Minerva SA/Brazil	185,313
195,923	Telefonica Brasil SA	1,663,578
729,432	TIM SA/Brazil	1,763,899
107,213	Vale SA	2,057,540
		13,590,366

	Canada – 3.4%
36,936	Alimentation Couche-Tard, Inc. – Class B	1,490,126
53,929	Canfor Corporation (b)	1,155,698
1,306	George Weston Ltd.	140,558
80,858	Great-West Lifeco, Inc.	2,497,438
38,767	iA Financial Corporation, Inc.	2,146,274
115,074	Interfor Corporation	2,439,625
37,331	Loblaw Companies Ltd.	2,626,006
23,867	Onex Corporation	1,669,642

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 97.0% (Continued)

	Canada – 3.4% (Continued)
76,494	Power Corporation of Canada	$2,635,657
		16,801,024

	Chile – 1.7%
1,317,664	Cencosud SA	2,482,469
7,874,156	Cia Sud Americana de Vapores SA	589,330
17,818,322	Enel Americas SA	2,500,244
636,772	Falabella SA	2,518,493
		8,090,536

	China – 6.7%
96,262	360 DigiTech, Inc. – ADR (b)	2,194,774
3,620,000	Angang Steel Company Ltd. – Class H	2,769,452
4,112,000	China Coal Energy Company Ltd. – Class H	2,939,654
1,845,500	China Hongqiao Group Ltd.	2,752,583
1,105,000	China Medical System Holdings Ltd.	2,165,288
1,263,000	China Shenhua Energy Company Ltd. – Class H	2,796,436
335,319	FinVolution Group – ADR	2,042,093
1,958,000	Lenovo Group Ltd.	2,170,143
5,810,000	PetroChina Company Ltd. – Class H	2,547,410
2,870,000	PICC Property & Casualty Company Ltd. – Class H	2,594,213
862,400	Sinopharm Group Company Ltd. – Class H	2,215,504
1,392,000	Tianneng Power International Ltd. (a)	1,861,405
1,510,000	The People’s Insurance Company
	Group of China Ltd. – Class H	465,968
2,367,100	Yangzijiang Shipbuilding Holdings Ltd.	2,886,063
		32,400,986

	Denmark – 0.5%
867	AP Moller – Maersk A/S – Class B	2,459,311

	Finland – 0.5%
409,302	Nokia OYJ (b)	2,454,469

	France – 0.5%
34,419	Cie de Saint-Gobain	2,494,284

	Germany – 5.1%
9,667	Allianz SE	2,270,655
5,491	Aurubis AG	465,918

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 97.0% (Continued)

	Germany – 5.1% (Continued)
23,911	Bayerische Motoren Werke AG	$2,268,515
27,162	Daimler AG	2,289,979
191,191	Deutsche Bank AG (b)	2,376,092
34,563	Deutsche Post AG	2,430,871
78,376	Freenet AG	1,933,656
26,879	Fresenius Medical Care AG & Company KGaA	2,063,686
45,377	Fresenius SE & Company KGaA	2,359,563
12,282	Hella GmbH & Company KGaA (b)	877,731
7,754	Muenchener Rueckversicherungs-Gesellschaft
	AG in Muenchen	2,264,974
12,499	Rheinmetall AG	1,222,265
22,849	Suedzucker AG	389,749
39,398	Uniper SE	1,564,051
		24,777,705

	Hong Kong – 6.7%
1,588,000	China Resources Cement Holdings Ltd.	1,557,914
1,640,000	China Resources Power Holdings Company Ltd.	4,031,810
3,984,000	China Traditional Chinese Medicine
	Holdings Company Ltd. (b)	1,895,350
1,168,200	Chow Tai Fook Jewellery Group Ltd.	2,367,237
352,000	CK Asset Holdings Ltd.	2,294,663
248,500	CK Hutchison Holdings Ltd.	1,813,262
457,000	Kingboard Holdings Ltd.	2,247,584
659,000	Kingboard Laminates Holdings Ltd.	1,296,419
2,814,000	Kunlun Energy Company Ltd.	2,981,396
131,000	Orient Overseas International Ltd.	3,372,126
522,000	Sino Land Company Ltd.	769,172
1,378,500	Sun Art Retail Group Ltd. (a)	834,826
163,000	Sun Hung Kai Properties Ltd.	2,297,029
687,000	The Wharf Holdings Ltd.	2,323,169
2,789,000	WH Group Ltd. (a) (c)	2,420,587
		32,502,544

	India – 0.0% (d)
12,009	Tata Motors Ltd. – ADR (b)	236,337

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued

Shares	Security Description	Value

COMMON STOCKS – 97.0% (Continued)

	Indonesia – 1.6%
2,928,500	Astra International Tbk PT	$1,072,842
5,093,200	Bank Negara Indonesia Persero Tbk PT	1,928,363
10,931,300	Telkom Indonesia Persero Tbk PT	2,605,884
1,586,500	United Tractors Tbk PT	2,233,058
		7,840,147

	Ireland – 0.7%
17,745	Bank of Ireland Group PLC (b)	111,565
13,890	Jazz Pharmaceuticals PLC (b)	1,829,452
33,309	Perrigo Company PLC (a)	1,364,003
		3,305,020

	Israel – 0.8%
23,724	Plus500 Ltd.	487,958
5,662	Tower Semiconductor Ltd. (b)	166,869
66,388	ZIM Integrated Shipping Services Ltd.	3,206,540
		3,861,367

	Italy – 0.6%
120,971	Assicurazioni Generali SpA	2,466,173
203,269	UnipolSai Assicurazioni SpA	584,519
		3,050,692

	Japan – 4.7%
56,100	Aisin Corporation (a)	2,147,283
104,400	Dai Nippon Printing Company Ltd.	2,485,986
100,900	Iida Group Holdings Company Ltd.	2,567,963
189,300	Isuzu Motors Ltd. (a)	2,398,558
1,600	JAFCO Group Company Ltd.	96,851
39,300	Kaken Pharmaceutical Company Ltd.	1,777,908
58,200	Kohnan Shoji Company Ltd.	1,923,048
66,100	K’s Holdings Corporation (a)	725,018
175,800	Sumitomo Rubber Industries Ltd.	2,110,688
121,000	The Yokohama Rubber Company Ltd.	2,067,331
141,600	Toppan Printing Company Ltd.	2,436,046
106,700	Toyota Boshoku Corporation	2,011,430
		22,748,110

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 97.0% (Continued)

	Malaysia – 3.4%
1,311,300	CIMB Group Holdings Bhd	$1,548,829
3,123,800	Kossan Rubber Industries	2,329,512
1,201,600	Malayan Banking Bhd	2,428,059
892,200	MISC Bhd	1,545,307
2,656,800	Sime Darby Bhd	1,508,311
2,960,300	Supermax Corporation Bhd	2,350,010
1,049,800	Tenaga Nasional Bhd	2,641,546
2,483,700	Top Glove Corporation Bhd	2,389,896
		16,741,470

	Mexico – 1.6%
2,989,755	America Movil SAB de CV – Series L	2,937,612
394,756	Arca Continental SAB de CV	2,548,446
2,929,791	Cemex SAB de CV (b)	2,424,009
		7,910,067

	Netherlands – 1.5%
48,728	NN Group NV	2,529,210
42,578	Signify NV (c)	2,383,399
115,258	Stellantis NV	2,303,718
		7,216,327

	New Zealand – 0.2%
332,319	Spark New Zealand Ltd.	1,140,274

	Norway – 5.8%
84,398	Aker BP ASA	2,200,755
119,103	Equinor ASA	2,527,536
104,609	Gjensidige Forsikring ASA	2,442,982
261,980	Leroy Seafood Group ASA	2,310,026
93,689	Mowi ASA	2,506,524
19,073	Nordic Semiconductor ASA (b)	620,039
369,440	Norsk Hydro ASA	2,547,145
260,753	Orkla ASA	2,326,764
35,956	Salmar ASA	2,407,159
275,900	Storebrand ASA	2,447,345
138,501	Telenor ASA	2,423,869
103,182	TGS NOPEC Geophysical Company ASA	1,143,787
44,805	Yara International ASA	2,247,108
		28,151,039

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 97.0% (Continued)

	Poland – 0.9%
133,034	Polski Koncern Naftowy ORLEN SA	$2,581,599
181,045	Powszechny Zaklad Ubezpieczen SA (b)	1,919,773
		4,501,372

	Republic of Korea – 7.1%
386,648	Daewoo Engineering & Construction
	Company Ltd. (b)	2,451,044
50,454	DB Insurance Company Ltd.	2,554,357
19,106	DL E&C Company Ltd. (b)	2,323,469
60,435	Doosan Bobcat, Inc. (b)	2,259,569
170,029	Doosan Infracore Company Ltd. (b)	1,730,426
56,910	Hankook Tire & Technology Company Ltd.	2,287,297
54,509	Hanwha Aerospace Company Ltd.	2,392,952
816,432	Hanwha Life Insurance Company Ltd.	2,348,355
51,482	Hyundai Engineering & Construction Company Ltd.	2,464,316
79,749	Hyundai Marine & Fire Insurance Company Ltd.	1,760,813
11,824	Kumho Petrochemical Company Ltd.	1,983,499
187,206	LG Uplus Corporation	2,268,528
4,700	NongShim Company Ltd.	1,210,013
121,396	Samsung Engineering Company Ltd. (b)	2,340,076
10,760	Samsung Fire & Marine Insurance Company Ltd.	2,097,339
86,876	SL Corporation	2,060,537
		34,532,590

	Russian Federation – 1.9%
316,820	Gazprom PJSC – ADR	2,630,873
11,631	LUKOIL PJSC – ADR	985,843
32,907	Magnit PJSC – GDR (e)	499,364
199,153	Mobile TeleSystems PJSC – ADR	1,868,055
19,309	Novolipetsk Steel PJSC – GDR (e)	644,921
145,535	Rosneft Oil Company PJSC – GDR (e)	1,050,763
24,268	Severstal PAO – GDR (e)	563,018
20,997	Tatneft PJSC – ADR	836,520
		9,079,357

	Singapore – 6.3%
2,093,700	ComfortDelGro Corporation Ltd.	2,521,592
109,000	DBS Group Holdings Ltd.	2,428,615

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 97.0% (Continued)
	Singapore – 6.3% (Continued)

119,845	Flex Ltd. (b)	$2,226,720
42,000	IGG, Inc.	40,232
63,300	Jardine Cycle & Carriage Ltd.	914,370
43,523	Kulicke & Soffa Industries, Inc. (a)	3,054,879
1,534,400	NetLink NBN Trust (e)	1,106,511
272,400	Oversea-Chinese Banking Corporation Ltd.	2,314,722
781,900	Sembcorp Industries Ltd.	1,121,899
274,500	Singapore Exchange Ltd.	2,020,333
1,408,000	Singapore Press Holdings Ltd.	2,030,719
722,900	Singapore Technologies Engineering Ltd.	2,031,494
611,800	Singapore Telecommunications Ltd.	1,055,220
126,219	United Overseas Bank Ltd.	2,400,329
186,100	UOL Group Ltd.	968,478
172,100	Venture Corporation Ltd.	2,451,443
561,700	Wilmar International Ltd.	1,728,822
		30,416,378

	South Africa – 4.0%
209,132	Aspen Pharmacare Holdings Ltd. (b)	2,835,318
333,480	Barloworld Ltd.	2,488,478
168,001	Exxaro Resources Ltd.	2,142,956
142,330	Impala Platinum Holdings Ltd.	2,193,250
41,844	Kumba Iron Ore Ltd. (a)	1,888,983
338,542	MTN Group Ltd. (b)	3,123,059
837,223	Telkom SA SOC Ltd. (a) (b)	2,213,880
236,182	The Foschini Group Ltd. (b)	2,437,744
		19,323,668

	Spain – 0.5%
341,809	Banco Bilbao Vizcaya Argentaria SA	2,238,162
92,011	Mapfre SA	198,331
		2,436,493

	Sweden – 4.2%
61,430	Boliden AB	2,139,719
91,791	Electrolux AB – Series B	2,322,760
57,312	Getinge AB – Class B	2,348,567
174,775	Husqvarna AB – Class B	2,341,825

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 97.0% (Continued)

	Sweden – 4.2% (Continued)
5,715	ICA Gruppen AB	$284,008
96,529	Investor AB	2,306,331
75,095	Loomis AB	2,327,961
145,196	Securitas AB – Class B	2,407,706
83,420	Skanska AB – Class B	2,399,666
128,509	Telefonaktiebolaget LM Ericsson – Class B	1,521,820
		20,400,363

	Switzerland – 4.4%
33,319	Adecco Group AG	1,854,268
12,110	Baloise Holding AG	1,931,413
14,313	Chubb Ltd.	2,632,447
125,982	Ferrexpo PLC	659,550
9,421	Helvetia Holding AG	1,078,831
37,594	Holcim Ltd.	2,142,249
7,101	Swatch Group AG	2,001,504
3,316	Swiss Life Holding AG	1,728,859
26,326	Swiss Re AG	2,421,515
4,057	Swisscom AG	2,380,036
148,352	UBS Group AG	2,474,558
		21,305,230

	Taiwan – 6.9%
2,443,000	Acer, Inc.	2,221,430
191,000	Asustek Computer, Inc.	2,232,991
3,194,000	AU Optronics Corporation	2,028,412
1,201,000	Cathay Financial Holding Company Ltd.	2,582,842
818,000	Chicony Electronics Company Ltd.	2,317,030
1,279,000	ChipMOS Technologies, Inc.	2,713,667
3,052,000	Compal Electronics Ltd.	2,521,904
861,000	Fubon Financial Holding Company Ltd.	2,640,771
668,000	Gigabyte Technology Company Ltd.	2,116,312
3,353,000	HannStar Display Corporation	1,947,906
3,455,000	Innolux Corporation	2,150,531
1,149,000	Lite-On Technology Corporation	2,537,348
454,000	Micro-Star International Company Ltd.	2,137,839
342,000	Radiant Opto-Electronics Corporation	1,221,715

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 97.0% (Continued)

	Taiwan – 6.9% (Continued)
184,000	Sitronix Technology Corporation	$1,958,612
254,000	USI Corporation	301,994
		33,631,304

	Thailand – 3.0%
17,772,900	Chularat Hospital PCL – NVDR	2,040,168
1,032,100	Hana Microelectronics PCL – NVDR	2,257,444
194,500	Kasikornbank PCL – NVDR	742,217
1,395,700	Regional Container Lines PCL – NVDR (a)	2,576,410
2,098,200	Sri Trang Agro-Industry PCL – NVDR (a)	2,473,640
2,084,500	Sri Trang Gloves Thailand PCL – NVDR (a)	2,392,818
3,536,200	Thai Union Group PCL – NVDR	2,183,212
		14,665,909

	United Kingdom – 3.6%
947,764	BT Group PLC (b)	2,214,810
622,861	J Sainsbury PLC	2,605,934
59,393	Janus Henderson Group PLC	2,575,280
463,787	Kingfisher PLC	2,235,925
599,612	M&G PLC	1,699,950
20,172	Rio Tinto PLC	1,494,140
255,976	Royal Mail PLC	1,745,235
162,375	TechnipFMC PLC (b)	1,076,546
1,076,085	Vodafone Group PLC	1,806,187
		17,454,007
	TOTAL COMMON STOCKS (Cost $419,911,365)	471,794,294

PREFERRED STOCKS – 2.1%

	Brazil – 1.0%
1,015,552	Cia Energetica de Minas Gerais	2,658,123
1,914,313	Cia Paranaense de Energia – Class B	2,505,278
		5,163,401

	Chile – 0.5%
1,094,793	Embotelladora Andina SA	2,598,005

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

PREFERRED STOCKS – 2.1% (Continued)

	Germany – 0.6%
44,629	Schaeffler AG	$383,002
9,883	Volkswagen AG	2,348,457
		2,731,459
	TOTAL PREFERRED STOCKS (Cost $9,735,052)	10,492,865

Principal
Amount

SHORT-TERM INVESTMENTS – 0.3%

	Money Market Deposit Account – 0.3%
$1,555,950	U.S. Bank Money Market
	Deposit Account, 0.003% (f)	1,555,950
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,555,950)	1,555,950

Units

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 3.5%
	Private Funds – 0.8%
3,808,333	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.090% (g) (h)	3,808,333
		3,808,333
Shares

	Money Market Funds – 0.3%
264,000	Blackrock Liquidity Funds FedFund –
	Institutional Class, 0.050% (g)	264,000
389,000	Goldman Sachs Financial Square Government
	Fund – Institutional Class, 0.070% (g)	389,000
389,000	JPMorgan U.S. Government Money Market
	Fund, 0.070% (g)	389,000
264,000	Morgan Stanley Institutional Liquidity Fund Government
	Portfolio – Institutional Class, 0.060% (g)	264,000
		1,306,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

	Repurchase Agreements – 2.4%
$2,667,252	Citigroup Global Markets, Inc. – 0.060%, dated
	8/31/21, matures 9/1/21, repurchase price
	$2,667,256 (collateralized by various U.S. Government
	obligations: Total Value $2,720,597)	$2,667,252
3,064,726	Daiwa Capital Markets America, Inc. – 0.050%, dated
	8/31/21, matures 9/1/21, repurchase price
	$3,064,730 (collateralized by various U.S. Government
	obligations: Total Value $3,126,021)	3,064,726
3,064,726	MUFG Securities International, Inc. – 0.050%, dated
	8/31/21, matures 9/1/21, repurchase price
	$3,064,730 (collateralized by various U.S. Government
	obligations: Total Value $3,126,021)	3,064,726
3,064,726	RBC Dominion Securities, Inc. – 0.050%, dated
	8/31/21, matures 9/1/21, repurchase price
	$3,064,730 (collateralized by various U.S. Government
	obligations: Total Value $3,126,021)	3,064,726
		11,861,430
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $16,975,763) (i)	16,975,763
	TOTAL INVESTMENTS – 102.9%
	(Cost $448,178,130)	500,818,872
	Liabilities in Excess of Other Assets – (2.9)%	(14,365,870)
	NET ASSETS – 100.0%	$486,453,002

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of August 31, 2021. Total value of securities out on loan is $18,703,572 or 3.7% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2021, the value of these securities amounted to $4,803,986 or 1.0% of net assets.

(d)	Less than 0.05%.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2021, the value of these securities amounted to $3,864,577 or 0.8% of net assets.

(f)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2021.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

(g)	Annualized seven-day yield as of August 31, 2021.
(h)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.
(i)
Investments purchased with cash proceeds from securities lending. As of August 31, 2021, total cash collateral has a value of $16,975,763. Additionally, total non-cash collateral has a value of $2,668,944.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021

Shares	Security Description	Value

COMMON STOCKS – 99.8%

	Communication Services – 8.6%
297	Alphabet, Inc. – Class A (a)	$859,503
37,998	AMC Networks, Inc. – Class A (a) (b)	1,806,045
73,691	AT&T, Inc.	2,020,607
35,372	Comcast Corporation – Class A	2,146,373
48,630	DISH Network Corporation – Class A (a)	2,119,782
56,799	Fox Corporation – Class A (b)	2,126,554
94,604	Gray Television, Inc.	2,151,295
36,609	John Wiley & Sons, Inc. – Class A (b)	2,126,983
68,240	Liberty Latin America Ltd. – Class C (a) (b)	981,974
132,530	Lions Gate Entertainment Corporation – Class A (a) (b)	1,712,287
160,727	Lumen Technologies, Inc. (b)	1,976,942
83,735	News Corporation – Class A	1,881,525
14,233	Nexstar Media Group, Inc.	2,131,392
28,342	Omnicom Group, Inc. (b)	2,075,201
118,994	TEGNA, Inc.	2,108,574
89,318	Telephone & Data Systems, Inc. (b)	1,814,942
58,282	The Interpublic Group of Companies, Inc.	2,169,839
27,786	United States Cellular Corporation (a)	887,763
37,210	Verizon Communications, Inc.	2,046,550
47,915	Yelp, Inc. (a) (b)	1,845,207
		36,989,338

	Consumer Discretionary – 14.6%
52,412	Abercrombie & Fitch Company (a)	1,874,253
56,503	Academy Sports & Outdoors, Inc. (a) (b)	2,501,388
7,241	Adtalem Global Education, Inc. (a)	267,917
9,682	Asbury Automotive Group, Inc. (a) (b)	1,803,176
17,972	AutoNation, Inc. (a) (b)	1,960,565
33,763	Big Lots, Inc. (b)	1,642,908
33,594	Century Communities, Inc.	2,354,939
11,177	Dillards, Inc. – Class A (b)	2,128,771
35,478	Foot Locker, Inc.	2,011,248
46,155	G-III Apparel Group Ltd. (a) (b)	1,427,574
3,182	Graham Holdings Company – Class B	1,962,689
12,539	Group 1 Automotive, Inc. (b)	2,074,452
36,726	Kohl’s Corporation (b)	2,108,072
20,496	Lennar Corporation – Class A	2,199,426

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 14.6% (Continued)
13,012	LGI Homes, Inc. (a) (b)	$2,086,214
40,682	LKQ Corporation (a)	2,143,535
35,871	M/I Homes, Inc. (a)	2,309,734
11,942	Meritage Homes Corporation (a)	1,332,011
10,868	Mohawk Industries, Inc. (a)	2,149,256
9,885	Murphy USA, Inc.	1,534,943
53,569	Perdoceo Education Corporation (a) (b)	588,188
38,915	PulteGroup, Inc.	2,095,962
89,006	Smith & Wesson Brands, Inc.	2,147,715
7,958	Target Corporation	1,965,467
47,382	The Buckle, Inc. (b)	1,835,105
129,864	The Goodyear Tire & Rubber Company (a)	2,057,046
36,869	Toll Brothers, Inc.	2,361,828
90,781	Tri Pointe Homes, Inc. (a)	2,157,864
55,373	Urban Outfitters, Inc. (a) (b)	1,828,416
52,678	Vista Outdoor, Inc. (a)	2,151,896
7,562	Whirlpool Corporation (b)	1,675,210
13,279	Williams-Sonoma, Inc. (b)	2,479,189
27,510	Zumiez, Inc. (a) (b)	1,105,627
		62,322,584

	Consumer Staples – 7.3%
101,723	Albertsons Companies, Inc. (b)	3,088,310
4,104	Bunge Ltd.	310,714
8,731	Casey’s General Stores, Inc.	1,786,013
4,803	Coca-Cola Consolidated, Inc. (b)	1,950,787
42,511	Edgewell Personal Care Company (b)	1,798,215
18,707	Fresh Del Monte Produce, Inc.	615,086
23,580	Ingredion, Inc. (b)	2,071,739
33,204	Molson Coors Brewing Company – Class B (b)	1,578,186
32,161	Nu Skin Enterprises, Inc. (b)	1,627,990
53,499	Pilgrim’s Pride Corporation (a)	1,489,412
12,235	PriceSmart, Inc.	1,035,203
22,799	Spectrum Brands Holdings, Inc.	1,779,690
84,498	Sprouts Farmers Market, Inc. (a) (b)	2,104,000
15,888	The JM Smucker Company (b)	1,964,869
52,186	The Kroger Company (b)	2,402,122

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Consumer Staples – 7.3% (Continued)
29,145	Tyson Foods, Inc. – Class A	$2,288,465
50,701	United Natural Foods, Inc. (a) (b)	1,865,797
13,912	Universal Corporation	703,947
7,348	USANA Health Sciences, Inc. (a) (b)	712,977
		31,173,522

	Energy – 3.3%
52,636	Bonanza Creek Energy, Inc. (b)	2,046,488
37,580	Chesapeake Energy Corporation (b)	2,097,340
149,395	Marathon Oil Corporation	1,755,391
22,161	Oasis Petroleum, Inc.	1,918,921
73,549	Ovintiv, Inc.	2,004,946
50,953	PDC Energy, Inc. (b)	2,127,288
42,672	Whiting Petroleum Corporation (a)	2,003,450
		13,953,824

	Financials – 13.0%
12,257	Affiliated Managers Group, Inc.	2,085,038
38,658	Aflac, Inc.	2,191,135
3,174	Alleghany Corporation (a)	2,147,814
39,982	Ally Financial, Inc.	2,115,048
16,404	American Financial Group, Inc.	2,262,768
13,329	Assurant, Inc.	2,267,396
30,958	B Riley Financial, Inc. (b)	2,028,987
12,792	Capital One Financial Corporation	2,123,088
17,781	Cincinnati Financial Corporation (b)	2,194,175
27,928	CNO Financial Group, Inc.	683,119
53,163	Cowen, Inc. (b)	1,915,995
15,326	Evercore, Inc.	2,140,123
61,174	Federated Hermes, Inc. (b)	2,069,516
31,877	First American Financial Corporation	2,248,285
63,138	Jefferies Financial Group, Inc.	2,333,581
33,852	Mercury General Corporation (b)	2,021,303
35,777	Metlife, Inc.	2,218,174
84,549	Old Republic International Corporation	2,198,274
34,487	OneMain Holdings, Inc.	1,994,383
36,342	PROG Holdings, Inc. (b)	1,719,703

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Financials – 13.0% (Continued)
17,092	Reinsurance Group of America, Inc.	$1,979,595
31,622	Stifel Financial Corporation (b)	2,185,080
44,056	Synchrony Financial	2,191,786
15,911	The Allstate Corporation	2,152,440
12,781	The Hanover Insurance Group, Inc.	1,806,083
33,531	The Hartford Financial Services Group, Inc.	2,253,954
13,950	The Travelers Companies, Inc.	2,227,955
		55,754,798

	Health Care – 10.9%
33,749	Acadia Healthcare Company, Inc. (a)	2,231,484
108,304	Allscripts Healthcare Solutions, Inc. (a) (b)	1,663,549
5,487	Anthem, Inc.	2,058,338
9,090	Cigna Corporation	1,923,899
141,074	Community Health Systems, Inc. (a) (b)	1,736,621
25,059	CVS Health Corporation	2,164,847
49,708	Envista Holdings Corporation (a) (b)	2,127,005
22,560	Fulgent Genetics, Inc. (a) (b)	2,058,374
8,450	HCA Healthcare, Inc.	2,137,681
21,608	Henry Schein, Inc. (a)	1,633,349
17,044	Hill-Rom Holdings, Inc.	2,481,266
4,444	Humana, Inc.	1,801,686
7,388	Laboratory Corporation of America Holdings (a)	2,241,371
61,313	MEDNAX, Inc. (a) (b)	1,968,760
7,806	ModivCare, Inc. (a)	1,539,812
8,053	Molina Healthcare, Inc. (a)	2,164,405
43,885	Owens & Minor, Inc. (b)	1,636,033
49,555	Pfizer, Inc.	2,282,999
27,026	Prestige Consumer Healthcare, Inc. (a) (b)	1,551,022
15,007	Quest Diagnostics, Inc.	2,293,520
5,721	Quidel Corporation (a) (b)	737,723
53,260	Select Medical Holdings Corporation	1,841,198
8,630	Supernus Pharmaceuticals, Inc. (a) (b)	237,584
28,974	Tenet Healthcare Corporation (a) (b)	2,183,191
5,019	UnitedHealth Group, Inc.	2,089,259
		46,784,976

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Industrials – 12.1%
44,983	ABM Industries, Inc.	$2,227,558
6,500	Acuity Brands, Inc. (b)	1,199,445
36,149	ArcBest Corporation (b)	2,412,223
28,739	Atkore, Inc. (a)	2,666,117
31,335	Atlas Air Worldwide Holdings, Inc. (a) (b)	2,292,782
41,701	Boise Cascade Company	2,412,403
7,751	CACI International, Inc. (a)	1,996,193
180,069	CoreCivic, Inc. (a) (b)	1,750,271
31,122	Deluxe Corporation (b)	1,193,529
17,097	EMCOR Group, Inc.	2,077,285
37,435	GMS, Inc. (a)	1,849,663
16,996	Herc Holdings, Inc. (a) (b)	2,234,124
46,289	Herman Miller, Inc. (b)	1,945,527
19,320	Hub Group, Inc. – Class A (a)	1,356,264
52,732	KBR, Inc.	2,053,384
42,550	Knight-Swift Transportation Holdings, Inc.	2,209,621
16,025	Leidos Holdings, Inc.	1,572,213
18,318	ManpowerGroup, Inc.	2,224,172
14,981	ManTech International Corporation – Class A	1,186,046
20,795	MasTec, Inc. (a)	1,901,495
17,238	MYR Group, Inc. (a)	1,792,924
17,241	Oshkosh Corporation	1,975,474
22,342	Owens Corning	2,134,778
27,249	Ryder System, Inc.	2,166,023
54,046	Schneider National, Inc. – Class B	1,218,197
17,428	Science Applications International Corporation	1,467,960
46,213	Werner Enterprises, Inc. (b)	2,179,405
		51,695,076

	Information Technology – 20.9%
20,860	Alliance Data Systems Corporation	2,046,575
26,634	Amdocs Ltd.	2,051,617
90,582	Amkor Technology, Inc. (b)	2,488,288
18,088	Arrow Electronics, Inc. (a)	2,192,627
51,273	Avnet, Inc.	2,074,506
18,845	Belden, Inc.	1,078,876
11,435	CDW Corp/DE	2,293,975

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Information Technology – 20.9% (Continued)
36,660	Ciena Corporation (a)	$2,094,386
37,436	Cisco Systems, Inc.	2,209,473
29,896	Cognizant Technology Solutions Corporation	2,281,364
12,935	Concentrix Corporation (a)	2,242,800
164,765	Conduent, Inc. (a)	1,202,785
48,052	Corning, Inc. (b)	1,921,599
12,809	CSG Systems International, Inc.	617,522
21,529	Dell Technologies, Inc. – Class C (a)	2,098,216
20,127	Diodes, Inc. (a)	1,948,897
85,342	EchoStar Corporation – Class A (a) (b)	2,304,234
18,778	ExlService Holdings, Inc. (a)	2,312,323
143,910	Hewlett Packard Enterprise Company	2,224,849
72,913	HP, Inc.	2,168,433
20,937	Insight Enterprises, Inc. (a) (b)	2,154,208
38,239	Intel Corporation	2,067,200
14,544	International Business Machines Corporation (b)	2,041,105
14,394	j2 Global, Inc. (a) (b)	1,982,054
36,135	Jabil, Inc.	2,232,420
75,208	Juniper Networks, Inc. (b)	2,179,528
23,325	Maximus, Inc.	2,031,374
25,590	Methode Electronics, Inc.	1,191,726
46,043	NCR Corporation (a)	1,955,907
26,435	NetApp, Inc.	2,350,865
33,130	NETGEAR, Inc. (a) (b)	1,183,735
39,295	NetScout Systems, Inc. (a)	1,077,469
23,629	Oracle Corporation	2,106,053
9,409	OSI Systems, Inc. (a) (b)	930,926
13,486	Plexus Corporation (a) (b)	1,238,419
44,821	Sanmina Corporation (a) (b)	1,769,533
13,785	Synaptics, Inc. (a) (b)	2,616,117
17,550	SYNNEX Corporation	2,230,079
41,064	Teradata Corporation (a) (b)	2,245,790
1,631	TTEC Holdings, Inc.	172,005
151,017	TTM Technologies, Inc. (a) (b)	2,114,238
40,606	Ultra Clean Holdings, Inc. (a)	1,877,621
48,899	Verint Systems, Inc. (a) (b)	2,182,851

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Information Technology – 20.9% (Continued)
13,175	VMware, Inc. – Class A (a) (b)	$1,961,362
32,306	Western Digital Corporation (a) (b)	2,041,739
27,714	Western Union Company (b)	599,731
87,916	Xerox Holdings Corporation	1,978,989
55,945	Xperi Holding Corporation	1,195,545
		89,561,934

	Materials – 3.6%
26,746	Alcoa Corporation (a)	1,186,720
65,282	Commercial Metals Company	2,129,499
38,412	Louisiana-Pacific Corporation	2,436,857
21,242	Nucor Corporation	2,497,210
13,505	Reliance Steel & Aluminum Company	2,026,290
34,007	Steel Dynamics, Inc.	2,295,132
18,793	The Mosaic Company	604,759
41,811	WestRock Company	2,175,844
		15,352,311

	Real Estate – 2.6%
23,278	CBRE Group, Inc. (a)	2,241,671
47,580	Iron Mountain, Inc. (b)	2,271,945
9,928	Jones Lang LaSalle, Inc. (a)	2,406,845
115,363	Realogy Holdings Corporation (a)	2,024,621
59,560	Weyerhaeuser Company	2,144,160
		11,089,242

	Utilities – 2.9%
17,918	DTE Energy Company (b)	2,156,252
31,867	Evergy, Inc.	2,181,296
48,001	Hawaiian Electric Industries, Inc.	2,092,844
66,176	MDU Resources Group, Inc.	2,128,882
25,248	Southwest Gas Holdings, Inc. (b)	1,775,187
44,968	UGI Corporation	2,082,468
		12,416,929
	TOTAL COMMON STOCKS (Cost $339,980,435)	427,094,534

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

SHORT-TERM INVESTMENTS – 0.1%

	Money Market Deposit Account – 0.1%
$578,622	U.S. Bank Money Market
	Deposit Account, 0.003% (c)	$578,622
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $578,622)	578,622

Units

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 29.4%

	Private Funds – 29.4%
125,920,262	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.090% (d) (e)	125,920,262
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $125,920,262)	125,920,262
	TOTAL INVESTMENTS – 129.3%
	(Cost $466,479,319)	553,593,418
	Liabilities in Excess of Other Assets – (29.3)%	(125,619,585)
	NET ASSETS – 100.0%	$427,973,833

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of August 31, 2021. Total value of securities out on loan is $122,971,077 or 28.7% of net assets.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2021.

(d)	Annualized seven-day yield as of August 31, 2021.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021

Principal
Amount	Security Description	Value

ASSET BACKED SECURITIES – 0.3%

	Industrials – 0.3%
$1,153,799	United Airlines 2020-1 Class B Pass Through Trust (a)
	07/15/2027, 4.875%	$1,216,027
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,209,381)	1,216,027

CORPORATE BONDS – 24.5%

	Communication Services – 0.9%
900,000	AT&T, Inc.
	08/15/2041, 5.550%	1,198,810
830,000	Charter Communications Operating LLC /
	Charter Communications Operating Capital
	10/23/2055, 6.834%	1,240,865
925,000	Discovery Communications LLC
	06/01/2040, 6.350%	1,278,352
		3,718,027

	Consumer Discretionary – 1.5%
1,080,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,200,005
1,300,000	Expedia Group, Inc.
	02/15/2030, 3.250%	1,349,713
910,000	Hasbro, Inc.
	03/15/2040, 6.350%	1,276,704
1,070,000	Lear Corporation (a)
	09/15/2027, 3.800%	1,192,474
1,095,000	Mohawk Industries, Inc.
	05/15/2030, 3.625%	1,215,759
		6,234,655

	Consumer Staples – 0.9%
1,100,000	Altria Group, Inc.
	01/31/2044, 5.375%	1,324,302
950,000	Kraft Heinz Foods Company (a)
	02/09/2040, 6.500%	1,377,847

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 24.5% (Continued)

	Consumer Staples – 0.9% (Continued)
$1,000,000	Molson Coors Brewing Company
	05/01/2042, 5.000%	$1,245,747
		3,947,896

	Energy – 4.5%
1,200,000	Cimarex Energy Company (a)
	05/15/2027, 3.900%	1,326,255
900,000	Devon Energy Corporation
	09/30/2031, 7.875%	1,278,826
1,170,000	Diamondback Energy, Inc.
	12/01/2029, 3.500%	1,260,417
850,000	Energy Transfer LP
	07/01/2038, 7.500%	1,194,619
1,185,000	Enterprise Products Operating LLC (a) (b)
	02/15/2078, 5.375%	1,224,525
1,005,000	Hess Corporation
	01/15/2040, 6.000%	1,291,957
1,100,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,263,555
885,000	Kinder Morgan Energy Partners LP
	01/15/2038, 6.950%	1,267,752
1,035,000	Magellan Midstream Partners LP
	10/15/2043, 5.150%	1,279,745
880,000	Marathon Oil Corporation (a)
	10/01/2037, 6.600%	1,168,574
1,250,000	NOV, Inc.
	12/01/2042, 3.950%	1,247,525
	ONEOK Partners LP
700,000	10/01/2036, 6.650%	949,703
210,000	10/15/2037, 6.850%	287,128
1,085,000	Phillips 66 Partners LP
	10/01/2046, 4.900%	1,295,313
1,145,000	Plains All American Pipeline LP /
	PAA Finance Corporation
	06/01/2042, 5.150%	1,294,323

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 24.5% (Continued)

	Energy – 4.5% (Continued)
$850,000	The Williams Companies, Inc.
	04/15/2040, 6.300%	$1,166,734
		18,796,951

	Financials – 6.6%
840,000	Ally Financial, Inc.
	11/01/2031, 8.000%	1,231,908
1,115,000	American Equity Investment
	Life Holding Company (a)
	06/15/2027, 5.000%	1,274,808
1,000,000	Athene Holding Ltd.
	04/03/2030, 6.150%	1,276,710
810,000	Bank of America Corporation
	05/14/2038, 7.750%	1,284,602
1,100,000	Brighthouse Financial, Inc.
	06/22/2047, 4.700%	1,247,765
1,150,000	Discover Bank (b)
	08/09/2028, 4.682%	1,223,164
1,050,000	Enstar Group Ltd.
	06/01/2029, 4.950%	1,207,322
705,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,187,805
1,025,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,222,041
950,000	Jefferies Group LLC
	01/15/2036, 6.250%	1,289,174
900,000	Legg Mason, Inc.
	01/15/2044, 5.625%	1,279,827
820,000	Lincoln National Corporation
	06/15/2040, 7.000%	1,282,549
900,000	Markel Corporation
	04/05/2046, 5.000%	1,183,131
735,000	MetLife, Inc. (b)
	08/01/2069, 10.750%	1,302,275
1,175,000	PartnerRe Finance B LLC (a) (b)
	10/01/2050, 4.500%	1,234,426

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 24.5% (Continued)

	Financials – 6.6% (Continued)
$1,000,000	Prudential Financial, Inc. (b)
	09/15/2048, 5.700%	$1,178,301
858,000	Regions Bank/Birmingham AL
	06/26/2037, 6.450%	1,233,810
1,095,000	Synchrony Financial (a)
	08/04/2026, 3.700%	1,200,869
955,000	The Allstate Corporation (b)
	05/15/2067, 6.500%	1,283,754
1,015,000	Unum Group
	08/15/2042, 5.750%	1,282,653
1,155,000	Voya Financial, Inc. (b)
	05/15/2053, 5.650%	1,223,174
1,285,000	Western Alliance Bancorp (b)
	06/15/2031, 3.000%	1,316,106
		27,446,174

	Health Care – 0.6%
1,050,000	Cardinal Health, Inc.
	06/15/2047, 4.368%	1,189,786
955,000	HCA, Inc.
	06/15/2047, 5.500%	1,262,697
		2,452,483
	Industrials – 2.4%
1,085,000	Air Lease Corporation
	10/01/2028, 4.625%	1,234,569
1,120,000	BNSF Funding Trust I (b)
	12/15/2055, 6.613%	1,286,589
950,000	FedEx Corporation
	01/15/2044, 5.100%	1,245,548
1,185,000	Flowserve Corporation
	10/01/2030, 3.500%	1,251,023
1,140,000	Kirby Corporation
	03/01/2028, 4.200%	1,276,220
1,065,000	Owens Corning
	07/15/2047, 4.300%	1,254,107

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 24.5% (Continued)

	Industrials – 2.4% (Continued)
$1,195,000	Stanley Black & Decker, Inc. (b)
	03/15/2060, 4.000%	$1,285,784
880,000	The Boeing Company
	03/15/2039, 6.875%	1,232,450
		10,066,290

	Information Technology – 1.9%
1,040,000	Broadcom, Inc. (a)
	04/15/2030, 5.000%	1,233,240
1,250,000	CDW LLC / CDW Finance Corporation (a)
	02/15/2029, 3.250%	1,285,937
275,000	Corning, Inc.
	11/15/2079, 5.450%	389,519
945,000	HP, Inc.
	09/15/2041, 6.000%	1,246,555
1,100,000	Jabil, Inc.
	01/12/2028, 3.950%	1,222,448
980,000	Micron Technology, Inc.
	02/06/2029, 5.327%	1,185,834
900,000	ORACLE Corporation
	04/15/2038, 6.500%	1,281,365
		7,844,898

	Materials – 1.0%
195,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	231,790
920,000	Sonoco Products Company
	11/01/2040, 5.750%	1,253,477
970,000	The Mosaic Company
	11/15/2043, 5.625%	1,290,928
1,005,000	Vulcan Materials Company
	06/15/2047, 4.500%	1,240,681
		4,016,876

	Real Estate – 2.1%
1,100,000	Brixmor Operating Partnership LP
	07/01/2030, 4.050%	1,246,629

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 24.5% (Continued)

	Real Estate – 2.1% (Continued)
$1,075,000	Hudson Pacific Properties LP
	04/01/2029, 4.650%	$1,254,502
1,190,000	MPT Operating Partnership LP /
	MPT Finance Corporation
	08/01/2029, 4.625%	1,273,797
1,150,000	Office Properties Income Trust
	02/01/2025, 4.500%	1,243,998
1,125,000	Omega Healthcare Investors, Inc. (a)
	01/15/2026, 5.250%	1,284,199
1,080,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,219,584
865,000	Simon Property Group LP
	02/01/2040, 6.750%	1,306,988
		8,829,697

	Utilities – 2.1%
1,090,000	CMS Energy Corporation (b)
	06/01/2050, 4.750%	1,228,975
1,110,000	Dominion Energy, Inc. (b)
	10/01/2054, 5.750%	1,225,748
1,100,000	Edison International (a)
	03/15/2028, 4.125%	1,178,439
950,000	Exelon Generation Company LLC
	10/01/2039, 6.250%	1,181,184
1,115,000	National Fuel Gas Company
	01/15/2026, 5.500%	1,288,829
1,075,000	NextEra Energy Capital Holdings, Inc. (a) (b)
	12/01/2077, 4.800%	1,202,943
1,170,000	The Southern Company (b)
	01/15/2051, 4.000%	1,243,008
		8,549,126
	TOTAL CORPORATE BONDS
	(Cost $93,426,650)	101,903,073

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.8%
	Federal Home Loan Banks
$200,000	12/09/2022, 1.875%	$204,417
100,000	02/17/2023, 1.375%	101,856
150,000	03/10/2023, 2.125%	154,478
115,000	06/09/2023, 2.125%	118,978
60,000	09/08/2023, 3.375%	63,791
95,000	12/08/2023, 3.375%	101,675
50,000	06/14/2024, 2.875%	53,429
50,000	08/15/2024, 1.500%	51,669
50,000	09/13/2024, 2.875%	53,738
50,000	12/13/2024, 2.750%	53,756
395,000	06/09/2028, 3.250%	449,642
235,000	11/16/2028, 3.250%	268,982
150,000	07/15/2036, 5.500%	224,244
		1,900,655
	Federal Home Loan Mortgage Corporation
75,000	04/20/2023, 0.375%	75,349
110,000	05/05/2023, 0.375%	110,358
115,000	06/19/2023, 2.750%	120,260
55,000	06/26/2023, 0.250%	55,046
50,000	02/12/2025, 1.500%	51,730
50,000	07/21/2025, 0.375%	49,599
50,000	09/23/2025, 0.375%	49,501
225,000	09/15/2029, 6.750%	324,493
370,000	03/15/2031, 6.750%	548,142
185,000	07/15/2032, 6.250%	275,355
		1,659,833
	Federal National Mortgage Association
170,000	01/19/2023, 2.375%	175,260
65,000	05/22/2023, 0.250%	65,103
80,000	07/10/2023, 0.250%	80,088
50,000	09/12/2023, 2.875%	52,690
50,000	07/02/2024, 1.750%	51,934
50,000	09/06/2024, 2.625%	53,369
50,000	10/15/2024, 1.625%	51,861

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.8% (Continued)
	Federal National Mortgage Association (Continued)
$50,000	01/07/2025, 1.625%	$52,006
50,000	04/22/2025, 0.625%	50,162
50,000	06/17/2025, 0.500%	49,896
50,000	08/25/2025, 0.375%	49,584
150,000	04/24/2026, 2.125%	159,538
100,000	09/24/2026, 1.875%	105,374
250,000	10/08/2027, 0.750%	248,733
410,000	05/15/2029, 6.250%	561,254
470,000	01/15/2030, 7.125%	687,270
480,000	05/15/2030, 7.250%	714,145
50,000	08/05/2030, 0.875%	47,930
390,000	11/15/2030, 6.625%	567,025
1,650,000	09/01/2040, 4.000% (c)	1,767,527
5,150,000	09/15/2041, 3.500% (c)	5,448,137
1,650,000	09/15/2041, 4.500% (c)	1,784,371
8,550,000	09/15/2042, 3.000% (c)	8,944,101
8,150,000	09/15/2046, 2.500% (c)	8,467,723
		30,235,081
	Government National Mortgage Association
1,600,000	09/15/2040, 4.000% (c)	1,713,591
1,600,000	09/15/2041, 4.000% (c)	1,694,125
1,980,000	09/15/2042, 3.000% (c)	2,070,028
1,600,000	09/15/2042, 3.500% (c)	1,679,125
1,600,000	09/15/2042, 3.500% (c)	1,683,875
2,150,000	09/01/2043, 3.000% (c)	2,243,223
1,960,000	09/15/2050, 2.500% (c)	2,029,059
1,975,000	09/15/2050, 2.500% (c)	2,048,600
		15,161,626
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $48,639,199)	48,957,195

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT AGENCY ISSUES – 1.2%

	Utilities – 1.2%
	Tennessee Valley Authority
$240,000	09/15/2024, 2.875%	$256,923
340,000	05/15/2025, 0.750%	342,062
370,000	11/01/2025, 6.750%	461,161
535,000	02/01/2027, 2.875%	590,401
675,000	05/01/2030, 7.125%	990,498
510,000	04/01/2036, 5.880%	762,299
660,000	01/15/2038, 6.150%	1,029,457
385,000	09/15/2039, 5.250%	560,130
		4,992,931
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $4,772,925)	4,992,931

U.S. GOVERNMENT NOTES/BONDS – 61.6%

	U.S. Treasury Bonds – 23.9%
	United States Treasury Bonds
3,080,000	02/15/2026, 6.000%	3,800,672
8,375,000	11/15/2027, 6.125% (a)	11,000,366
9,575,000	08/15/2028, 5.500% (a)	12,448,622
14,755,000	11/15/2028, 5.250%	19,054,699
8,995,000	05/15/2030, 6.250% (a)	12,777,819
7,220,000	02/15/2031, 5.375%	9,904,656
		68,986,834
	United States Treasury Inflation Indexed Bonds
684,656	01/15/2025, 2.375%	792,305
1,375,745	01/15/2026, 2.000%	1,620,666
1,872,705	01/15/2027, 2.375%	2,307,909
2,548,409	01/15/2028, 1.750%	3,110,570
2,376,959	04/15/2028, 3.625%	3,226,975
2,638,505	01/15/2029, 2.500%	3,434,973
2,636,088	04/15/2029, 3.875%	3,740,007
1,835,278	02/15/2040, 2.125%	2,793,668
1,631,481	02/15/2041, 2.125%	2,513,172
1,623,240	02/15/2042, 0.750%	2,025,611
1,282,188	02/15/2043, 0.625%	1,567,269

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 61.6% (Continued)

	U.S. Treasury Bonds – 23.9% (Continued)
	United States Treasury
	Inflation Indexed Bonds (Continued)
$1,171,609	02/15/2044, 1.375%	$1,650,956
732,657	02/15/2045, 0.750%	926,402
521,735	02/15/2046, 1.000%	699,226
		30,409,709

	U.S. Treasury Notes – 37.7%
	United States Treasury Notes
300,000	11/15/2026, 2.000%	318,352
480,000	01/31/2027, 1.500%	497,044
1,695,000	02/15/2027, 2.250%	1,822,456
250,000	02/28/2027, 1.125%	253,779
660,000	04/30/2027, 0.500%	646,387
3,190,000	05/15/2027, 2.375%	3,455,792
1,085,000	05/31/2027, 0.500%	1,061,096
1,275,000	06/30/2027, 0.500%	1,246,163
1,890,000	07/31/2027, 0.375%	1,831,750
4,190,000	08/15/2027, 2.250% (a)	4,514,398
2,325,000	08/31/2027, 0.500%	2,266,512
2,370,000	09/30/2027, 0.375%	2,290,383
3,220,000	10/31/2027, 0.500% (a)	3,131,198
5,645,000	11/15/2027, 2.250% (a)	6,087,118
3,300,000	11/30/2027, 0.625%	3,230,391
3,655,000	12/31/2027, 0.625%	3,574,618
3,865,000	01/31/2028, 0.750%	3,805,666
6,220,000	02/15/2028, 2.750%	6,905,415
4,195,000	02/29/2028, 1.125%	4,227,610
4,670,000	03/31/2028, 1.250%	4,738,591
2,020,000	04/30/2028, 1.250%	2,048,406
7,240,000	05/15/2028, 2.875%	8,109,507
2,255,000	05/31/2028, 1.250%	2,285,654
2,975,000	06/30/2028, 1.250%	3,013,117
6,965,000	08/15/2028, 2.875% (a)	7,814,948
8,370,000	11/15/2028, 3.125% (a)	9,557,167
6,950,000	02/15/2029, 2.625% (a)	7,704,727

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 61.6% (Continued)

	U.S. Treasury Notes – 37.7% (Continued)
	United States Treasury Notes (Continued)
$6,495,000	05/15/2029, 2.375%	$7,088,684
4,685,000	08/15/2029, 1.625% (a)	4,853,916
3,650,000	11/15/2029, 1.750% (a)	3,816,103
4,590,000	02/15/2030, 1.500%	4,701,164
2,410,000	05/15/2030, 0.625%	2,290,159
2,055,000	08/15/2030, 0.625% (a)	1,947,353
1,985,000	11/15/2030, 0.875%	1,919,324
635,000	02/15/2031, 1.125%	626,864
1,090,000	05/15/2031, 1.625% (a)	1,124,062
		124,805,874
	United States Treasury Inflation Indexed Notes
273,455	04/15/2023, 0.625%	287,362
296,249	04/15/2024, 0.500%	317,863
441,634	01/15/2025, 0.250%	477,621
725,783	04/15/2025, 0.125%	783,555
502,618	10/15/2025, 0.125%	548,454
1,137,733	01/15/2026, 0.625%	1,267,303
1,030,840	04/15/2026, 0.125%	1,126,717
980,460	07/15/2026, 0.125%	1,080,504
1,861,478	01/15/2027, 0.375%	2,079,500
1,871,513	07/15/2027, 0.375%	2,109,540
2,649,035	01/15/2028, 0.500%	3,006,869
2,440,767	07/15/2028, 0.750%	2,836,771
2,921,367	01/15/2029, 0.875%	3,429,568
2,793,507	07/15/2029, 0.250%	3,157,506
3,305,343	01/15/2030, 0.125%	3,690,099
2,945,938	07/15/2030, 0.125%	3,306,990
2,270,091	01/15/2031, 0.125%	2,539,561
		32,045,783
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $257,775,340)	256,248,200

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2021 (Continued)

Principal
Amount	Security Description	Value

SHORT-TERM INVESTMENTS – 9.8%

	Money Market Deposit Account – 9.8%
$40,705,527	U.S. Bank Money Market
	Deposit Account, 0.003% (d) (e)	$40,705,527
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,705,527)	40,705,527

Units

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 15.5%

	Private Funds – 15.5%
64,541,634	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.090% (f) (g)	64,541,634
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $64,541,634)	64,541,634
	TOTAL INVESTMENTS – 124.7%
	(Cost $511,070,656)	518,564,587
	Liabilities in Excess of Other Assets – (24.7)%	(102,891,189)
	NET ASSETS – 100.0%	$415,673,398

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of August 31, 2021. Total value of securities out on loan is $63,137,075 or 15.2% of net assets.
(b)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of August 31, 2021.

(c)
Security purchased on a forward-commitment basis (“TBA commitment”).  On August 31, 2021, the total value of TBA commitments was $41,573,485 or 10.00% of net assets. See Note 2 in Notes to Financial Statements.

(d)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2021.

(e)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At August 31, 2021, the value of securities pledged amounted to $40,705,527. In addition, the Fund held cash collateral in the amount of $900,000.

(f)	Annualized seven-day yield as of August 31, 2021.
(g)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2021

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$500,818,872	$553,593,418	$518,564,587
Cash Held as Collateral
for TBA Commitments	—	—	900,000
Foreign Currency, at Value*	37,207	—	—
Receivable for Investment
Securities Sold	—	4,448,687	—
Interest and Dividends Receivable	1,645,785	476,161	2,435,932
Dividend Tax Reclaim Receivable	1,153,524	—	—
Securities Lending Income Receivable	16,229	8,590	2,679
Total Assets	503,671,617	558,526,856	521,903,198

LIABILITIES
Payable for Investment
Securities Purchased	—	—	41,550,561
Payable for Fund Shares Redeemed	—	4,458,060	—
Management Fees Payable,
Net of Waiver	242,852	174,701	137,605
Collateral Received for
Securities Loaned (See Note 4)	16,975,763	125,920,262	64,541,634
Total Liabilities	17,218,615	130,553,023	106,229,800
NET ASSETS	$486,453,002	$427,973,833	$415,673,398

NET ASSETS CONSIST OF:
Paid-in Capital	$566,570,128	$398,112,676	$405,354,047
Total Distributable Earnings
(Accumulated Deficit)	(80,117,126)	29,861,157	10,319,351
Net Assets	$486,453,002	$427,973,833	$415,673,398

Net Asset Value
(unlimited shares authorized):
Net Assets	$486,453,002	$427,973,833	$415,673,398
Shares Outstanding (No Par Value)	17,500,000	9,600,000	8,000,000
Net Asset Value, Offering and
Redemption Price per Share	$27.80	$44.58	$51.96
* Identified Cost:
Investments in Securities	$448,178,130	$466,479,319	$511,070,656
Foreign Currency	36,638	—	—
+ Includes loaned securities
with a value of	$18,703,572	$122,971,077	$63,137,075

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2021

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$17,336,809	$6,432,103	$—
Securities Lending Income,
Net (See Note 4)	106,634	83,365	40,367
Interest	135	38	7,797,800
Total Investment Income	17,443,578	6,515,506	7,838,167

EXPENSES
Management Fees	2,933,703	1,945,553	1,655,535
Total Expenses	2,933,703	1,945,553	1,655,535
Fees Waived by Adviser
(See Note 3)	(96,187)	(77,822)	(80,758)
Net Expenses	2,837,516	1,867,731	1,574,777
Net Investment Income (Loss)	14,606,062	4,647,775	6,263,390

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	46,962,939	64,389,498	9,034,635
Foreign Currency	241,008	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	72,356,241	84,452,844	(9,262,591)
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	(31,157)	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	119,529,031	148,842,342	(227,956)

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$134,135,093	$153,490,117	$6,035,434
* Net of withholding tax of	$(2,570,488)	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2021	August 31, 2020

OPERATIONS
Net Investment Income (Loss)	$14,606,062	$12,262,787
Net Realized Gain (Loss) on Investments
and Foreign Currency	47,203,947	(31,973,742)
Change in Unrealized Appreciation
(Depreciation) of Investments
and Foreign Currency	72,325,084	(4,556,473)
Net Increase (Decrease) in Net Assets
Resulting from Operations	134,135,093	(24,267,428)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(15,901,505)	(15,484,939)
Total Distributions to Shareholders	(15,901,505)	(15,484,939)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	67,694,030
Payments for Shares Redeemed	(69,124,880)	(160,109,650)
Transaction Fees (Note 7)	43,214	124,045
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(69,081,666)	(92,291,575)
Net Increase (Decrease) in Net Assets	$49,151,922	$(132,043,942)

NET ASSETS
Beginning of Period	$437,301,080	$569,345,022
End of Period	$486,453,002	$437,301,080

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	—	2,900,000
Shares Redeemed	(2,800,000)	(7,800,000)
Net Increase (Decrease)	(2,800,000)	(4,900,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2021	August 31, 2020
OPERATIONS
Net Investment Income (Loss)	$4,647,775	$6,263,032
Net Realized Gain (Loss) on Investments	64,389,498	(9,974,496)
Change in Unrealized Appreciation
(Depreciation) of Investments	84,452,844	5,800,865
Net Increase (Decrease) in Net Assets
Resulting from Operations	153,490,117	2,089,401

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(4,772,720)	(6,628,517)
Total Distributions to Shareholders	(4,772,720)	(6,628,517)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	43,785,000	14,116,270
Payments for Shares Redeemed	(94,885,470)	(157,633,130)
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(51,100,470)	(143,516,860)
Net Increase (Decrease) in Net Assets	$97,616,927	$(148,055,976)

NET ASSETS
Beginning of Period	$330,356,906	$478,412,882
End of Period	$427,973,833	$330,356,906

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	1,000,000	600,000
Shares Redeemed	(2,400,000)	(5,700,000)
Net Increase (Decrease)	(1,400,000)	(5,100,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2021	August 31, 2020
OPERATIONS
Net Investment Income (Loss)	$6,263,390	$10,685,007
Net Realized Gain (Loss) on Investments	9,034,635	11,008,383
Change in Unrealized Appreciation
(Depreciation) of Investments	(9,262,591)	(5,965,822)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,035,434	15,727,568

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(6,192,618)	(11,728,591)
Total Distributions to Shareholders	(6,192,618)	(11,728,591)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	20,576,910	—
Payments for Shares Redeemed	(5,243,670)	(90,220,560)
Transaction Fees (Note 7)	2,901	103,997
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	15,336,141	(90,116,563)
Net Increase (Decrease) in Net Assets	$15,178,957	$(86,117,586)

NET ASSETS
Beginning of Period	$400,494,441	$486,612,027
End of Period	$415,673,398	$400,494,441

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	400,000	—
Shares Redeemed	(100,000)	(1,800,000)
Net Increase (Decrease)	300,000	(1,800,000)

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Period	$21.54	$22.59	$25.19	$27.16	$21.60

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.78	0.51	0.74	0.60	0.50
Net Realized and Unrealized
Gain (Loss) on Investments(b)	6.34	(0.93)	(2.64)	(1.91)	5.60
Total from Investment
Operations	7.12	(0.42)	(1.90)	(1.31)	6.10

LESS DISTRIBUTIONS:
From Net Investment Income	(0.86)	(0.64)	(0.70)	(0.66)	(0.54)
Total Distributions	(0.86)	(0.64)	(0.70)	(0.66)	(0.54)

CAPITAL SHARE
TRANSACTIONS:
Transaction Fees (See Note 7)	— (c)	0.01	— (c)	— (c)	— (c)
Net Asset Value, End of Period	$27.80	$21.54	$22.59	$25.19	$27.16
Total Return	33.22%	-1.98%	-7.61%	-4.97%	28.70%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$486,453	$437,301	$569,345	$609,628	$722,364

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.61%	0.61%	0.61%	0.64%	0.68%
Expenses to Average
Net Assets (After
Management Fees Waived)	0.59%	0.60%	0.61%	0.63%	0.68%
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	3.02%	2.29%	3.09%	2.18%	2.13%
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	3.04%	2.30%	3.09%	2.19%	2.13%
Portfolio Turnover Rate(d)	74%	79%	76%	66%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than $0.005.
(d)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Period	$30.03	$29.72	$35.33	$29.83	$26.55

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.46	0.45	0.49	0.40	0.35
Net Realized and Unrealized
Gain (Loss) on Investments(b)	14.56	0.33	(5.60)	5.52	3.20
Total from Investment
Operations	15.02	0.78	(5.11)	5.92	3.55

LESS DISTRIBUTIONS:
From Net Investment Income	(0.47)	(0.47)	(0.50)	(0.42)	(0.27)
Total Distributions	(0.47)	(0.47)	(0.50)	(0.42)	(0.27)

CAPITAL SHARE
TRANSACTIONS:
Transaction Fees (See Note 7)	—	—	— (c)	—	—
Net Asset Value, End of Period	$44.58	$30.03	$29.72	$35.33	$29.83
Total Return	50.29%	2.70%	-14.49%	19.95%	13.42%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$427,974	$330,357	$478,413	$671,355	$501,156

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.50%	0.50%	0.50%	0.52%	0.55%
Expenses to Average
Net Assets (After
Management Fees Waived)	0.48%	0.49%	0.50%	0.51%	0.55%
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	1.17%	1.53%	1.56%	1.20%	1.24%
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	1.19%	1.54%	1.56%	1.21%	1.24%
Portfolio Turnover Rate(d)	65%	66%	71%	63%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than $0.005.
(d)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Period	$52.01	$51.22	$47.93	$50.26	$51.65

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.80	1.23	1.50	1.17	0.92
Net Realized and Unrealized
Gain (Loss) on Investments(b)	(0.05)	0.88	3.34	(2.39)	(0.74)
Total from Investment
Operations	0.75	2.11	4.84	(1.22)	0.18

LESS DISTRIBUTIONS:
From Net Investment Income	(0.80)	(1.33)	(1.56)	(1.11)	(0.93)
From Net Realized Gains	—	—	—	—	(0.65)
Total Distributions	(0.80)	(1.33)	(1.56)	(1.11)	(1.58)

CAPITAL SHARE
TRANSACTIONS:
Transaction Fees (See Note 7)	— (c)	0.01	0.01	— (c)	0.01
Net Asset Value, End of Period	$51.96	$52.01	$51.22	$47.93	$50.26
Total Return	1.46%	4.26%	10.37%	-2.42%	0.50%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$415,673	$400,494	$486,612	$536,796	$557,851

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.41%	0.41%	0.41%	0.43%	0.45%
Expenses to Average
Net Assets (After
Management Fees Waived)	0.39%	0.40%	0.41%	0.42%	0.45%
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	1.53%	2.42%	3.11%	2.42%	1.86%
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	1.55%	2.43%	3.11%	2.43%	1.86%
Portfolio Turnover Rate(d)	238%	247%	384%	324%	296%

(a)	Calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than $0.005.
(d)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity Index, the Vident Core U.S. Stock Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013; Vident Core U.S. Equity Fund commenced operations on January 21, 2014; and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

The end of the reporting period for the Funds is August 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services –Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator. These shares are generally classified as Level 2 instruments.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$471,794,294	$—	$—	$471,794,294
Preferred Stocks	10,492,865	—	—	10,492,865
Short-Term Investments	1,555,950	—	—	1,555,950
Investments Purchased
with Proceeds from
Securities Lending	1,306,000	15,669,763	—	16,975,763
Total Investments
in Securities	$485,149,109	$15,669,763	$—	$500,818,872

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$427,094,534	$—	$—	$427,094,534
Short-Term Investments	578,622	—	—	578,622
Investments Purchased
with Proceeds from
Securities Lending	—	125,920,262	—	125,920,262
Total Investments
in Securities	$427,673,156	$125,920,262	$—	$553,593,418

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Assets Backed Securities	$—	$1,216,027	$—	$1,216,027
Corporate Bonds	—	101,903,073	—	101,903,073
Mortgage Backed
Securities – U.S.
Government Agency	—	48,957,195	—	48,957,195
U.S. Government
Agency Issues	—	4,992,931	—	4,992,931
U.S. Government
Notes/Bonds	—	256,248,200	—	256,248,200
Short-Term Investments	40,705,527	—	—	40,705,527
Investments Purchased
with Proceeds from
Securities Lending	—	64,541,634	—	64,541,634
Total Investments
in Securities	$40,705,527	$477,859,060	$—	$518,564,587

^ See Schedule of Investments for sector breakouts.

During the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statements of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the current fiscal period

	Liabilities
	Location	Value
TBA Commitments –	Payable for Investment
Credit/interest rate risk	Securities Purchased	$41,550,561

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA		Change in Unrealized Appreciation
Commitments Recognized in Income		(Depreciation) Recognized in Income
	Investments		Investments
	in Securities		in Securities
TBA Commitments	($385,020)	TBA Commitments	$126,965

The average monthly value of TBA Commitments during the current fiscal period was $40,285,439.

OFFSETTING ASSETS AND LIABILITIES

The Vident Core U.S. Bond Strategy ETF is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

Liabilities				Gross Amounts not offset
in the Statement of
Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$3,358,597	$—	$3,358,597	$(2,958,597)	$(400,000)	$—
Wells Fargo
Securities, LLC	38,191,964	—	38,191,964	(37,691,964)	(500,000)	—
	$41,550,561	$—	$41,550,561	$(40,650,561)	$(900,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in a real estate investment trust (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

F.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2021 the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Vident International Equity Fund	$(6,752,609)	$6,752,609
Vident Core U.S. Equity Fund	$(32,356,173)	$32,356,173
Vident Core U.S. Bond Strategy ETF	$(116,346)	$116,346

During the fiscal year ended August 31, 2021, the Funds realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Vident International Equity Fund	$6,752,609
Vident Core U.S. Equity Fund	$32,356,173
Vident Core U.S. Bond Strategy ETF	$116,346

K.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Funds, and is a wholly-owned subsidiary of Vident Financial, LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of Vident Financial. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets. Effective February 1, 2020, the Adviser contractually waives 0.02% of its adviser fee from each of the Funds until at least December 31, 2021. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

The Custodian and Bank of New York Mellon (“BNY” or the “Sub-Custodian”) (together the “Securities Lending Agents”) act as Vident International Equity Fund’s securities lending agents. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 331⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the Securities Lending Agents.

As of the end of the current fiscal period, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$18,703,572	$16,975,763
Vident Core U.S. Equity Fund	$122,971,077	$125,920,262
Vident Core U.S. Bond Strategy ETF	$63,137,075	$64,541,634

Vident International Equity Fund receives cash and non-cash as collateral in return for securities loaned as part of the securities lending program. The cash collateral is invested in a private fund, various short-term money markets and repurchase agreements with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes the investments purchased with particular cash collateral holdings as of the end of the current fiscal period. Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury obligations with a value of $2,668,944.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$106,634
Vident Core U.S. Equity Fund	$ 83,365
Vident Core U.S. Bond Strategy ETF	$ 40,367

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Market Funds	$1,306,000	$—	$—	$—	$1,306,000
Repurchase agreements
collateralized by various
U.S. government
obligations	$11,861,430	$—	$—	$—	$11,861,430
Private Funds(a)	$3,808,333	$—	$—	$—	$3,808,333
U.S. Treasury
obligations	$—	$12,100	$—	$2,656,844	$2,668,944
Total Borrowings	$16,975,763	$12,100	$—	$2,656,844	$19,644,707

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$125,920,262	$—	$—	$—	$125,920,262
Total Borrowings	$125,920,262	$—	$—	$—	$125,920,262

Vident Core U.S. Bond Strategy ETF

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$64,541,634	$—	$—	$—	$64,541,634
Total Borrowings	$64,541,634	$—	$—	$—	$64,541,634

(a)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$346,916,949	$363,609,882
Vident Core U.S. Equity Fund	$250,798,105	$249,026,200
Vident Core U.S. Bond Strategy ETF	$960,988,990	$955,658,425

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Fund	$—	$53,623,199
Vident Core U.S. Equity Fund	$43,716,705	$94,871,149
Vident Core U.S. Bond Strategy ETF	$18,039,465	$4,686,315

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the current fiscal period. Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $695,779,346 of purchases and $681,864,646 of sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2021, were as follows:

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
Tax cost of investments	$453,285,173	$467,466,420	$511,147,342
Gross tax unrealized appreciation	$75,817,311	$91,881,055	$10,710,770
Gross tax unrealized depreciation	(28,230,180)	(5,754,057)	(3,293,525)
Net tax unrealized
appreciation/(depreciation)	47,587,131	86,126,998	7,417,245
Undistributed ordinary income	7,780,886	934,509	2,101,132
Undistributed long-term capital gain	—	—	800,974
Other accumulated gain/(loss)	(135,485,143)	(57,200,350)	—
Distributable earnings/
(accumulated deficit)	$(80,117,126)	$29,861,157	$10,319,351

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2021, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2021, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Fund	$(117,507,620)	$(17,963,853)
Vident Core U.S. Equity Fund	$(57,200,350)	$—
Vident Core U.S. Bond Strategy ETF	$—	$—

During the current fiscal period, the Funds utilized the following capital loss carryforward that was available as of August 31, 2020:

	Short-Term	Long-Term
Vident International Equity Fund	$29,302,882	$8,399,116
Vident Core U.S. Equity Fund	$25,607,213	$—
Vident Core U.S. Bond Strategy ETF	$2,922,642	$5,213,400

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2021, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$15,901,505	$—
Vident Core U.S. Equity Fund	$4,772,720	$—
Vident Core U.S. Bond Strategy ETF	$6,192,618	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2020, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$15,484,939	$—
Vident Core U.S. Equity Fund	$6,628,517	$—
Vident Core U.S. Bond Strategy ETF	$11,728,591	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 100,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond Strategy ETF as a percentage of the value of the Creation Units subject to the transaction.

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – RISKS

COVID-19 Risk. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident Funds and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Vident Advisory, LLC’s investment companies since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2021

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

		Term of		Number of	Other
	Position	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen by	During Past
of Birth	Trust	Served	During Past Five Years	Trustee	Five Years

Independent Trustees

Leonard M.	Lead	Indefinite	Retired; formerly Chief	51	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird		Managed
	Trustee		& Co. Incorporated		Portfolio Series
	and		(wealth management		(33 portfolios)
	Audit		firm) (2000–2011).		(since 2011).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	51	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since 2012	Strategist, Next Generation		Managed
			Wealth Management, Inc.		Portfolio Series
			(since 2005).		(33 portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	51	Independent
Born: 1956		term;	Director and General Counsel,		Trustee,
		since 2018	Artisan Partners Limited		PPM Funds
			Partnership (investment adviser)		(3 portfolios)
			(2000–2013); Executive Vice		(since 2018).
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President, U.S.	51	None
Born: 1967	and	term;	Bancorp Fund Services, LLC
	Chairman	Trustee	(since 2013); Managing Director
		since 2014;	of Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Principal Officers of the Trust is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2020); Vice President, U.S. Bancorp Fund Services,
		since 2019	LLC (2014–2020).

Michael D.	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Barolsky	President	term;	(since 2019); Vice President, U.S. Bancorp Fund Services,
Born: 1981		since 2014	LLC (2012-2019); Associate, Thompson Hine LLP
		(other roles	(law firm) (2008–2012).
since 2013)

Alyssa M. Bernard	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1988	President	term;	(since 2021); Assistant Vice President, U.S. Bancorp Fund
		since 2021	Services, LLC (2018–2021); Attorney, Waddell & Reed
Financial, Inc. (2017–2018); Attorney, American Century
Companies, Inc. (2014–2017).

Elizabeth B. Scalf	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1985	Compliance	term;	(since 2017); Vice President and Assistant CCO, Heartland
	Officer and	since 2021	Advisors, Inc. (2016–2017); Vice President and CCO,
	Anti-Money		Heartland Group, Inc. (2016).
Laundering
Officer

Kristen M.	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Weitzel, CPA		term;	(since 2015); Assistant Vice President, U.S. Bancorp Fund
Born: 1977		since 2014	Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Isabella K. Zoller	Secretary	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1994		term;	(since 2021), Regulatory Administration Attorney, U.S.
		since 2021	Bancorp Fund Services, LLC (since 2019), Regulatory
		(other roles	Administration Intern, U.S. Bancorp Fund Services, LLC
		since 2020)	(2018–2019) and Law Student (2016–2019).

Elizabeth A.	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Winske	Treasurer	term;	(since 2020); Assistant Vice President, U.S. Bancorp Fund
Born: 1983		since 2017	Services, LLC (2016–2020).

Jason E. Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1987	Treasurer	term;	(since 2019); Officer, U.S. Bancorp Fund Services, LLC
		since 2019	(2014–2019).

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Jessica L. Vorbeck	Assistant	Indefinite	Officer, U.S. Bancorp Fund Services, LLC (since 2018,
Born: 1984	Treasurer	term;	2014–2017).
since 2020

Cynthia L. Andrae	Deputy	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1971	Chief	term;	(since 2019); Compliance Officer, U.S. Bancorp Fund
	Compliance	since 2021	Services, LLC (2015–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntfunds.com.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2021 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2021	August 31, 2021	the Period(a)
Actual	$1,000.00	$1,080.70	$3.09
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.23	$3.01

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2021	August 31, 2021	the Period(b)
Actual	$1,000.00	$1,158.70	$2.61
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.79	$2.45

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2021	August 31, 2021	the Period(c)
Actual	$1,000.00	$1,028.90	$1.99
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,023.24	$1.99

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the period. See Note 3.

(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.48%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the period. See Note 3.

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the period. See Note 3.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME

For the year ended August 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	69.33%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2021 was as follows:

Vident International Equity Fund	0.11%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN

For the year ended August 31, 2021, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2021.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	2,535,937	$0.1449	99.91%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT &
BOARD CONSIDERATION (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) between the Trust, on behalf of Vident Core U.S. Equity Fund, Vident Core U.S. Bond Strategy ETF, and Vident International Equity ETF (each, a “Fund”, and together, the “Funds”), Vident Advisory, LLC (the “Adviser”), and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with such Fund’s respective shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to each Fund under the Agreement, noting the Sub-Adviser would continue to provide investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the

VIDENT FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT &
BOARD CONSIDERATION (Unaudited) (Continued)

Trust. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2020. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses. Unless otherwise noted, the discussion below related to periods ended December 31, 2020.

Vident Core U.S. Equity Fund:  The Board noted that the Fund slightly outperformed its underlying index before fees and expenses for the one-year, three-year, five-year, and since inception periods. The Board noted that the Sub-Adviser attributed such outperformance to income generated from lending the Fund’s securities, which income is reflected in the Fund’s returns but not in the returns of the Fund’s underlying index.

Vident Core U.S. Bond Strategy ETF:  The Board noted that the Fund underperformed its underlying index before fees and expenses for the one-year, three-year, five-year, and since inception periods. The Board noted that the Sub-Adviser attributed such underperformance primarily to volatility in the marketplace that affected the price that the Fund received for transactions in high-yield securities, relative to the prices at which the underlying index hypothetically transacted. Additionally, the Board noted that Fund’s returns reflected income generated from lending the Fund’s securities, which income is not reflected in the returns of the Fund’s underlying index.

Vident International Equity Fund:  The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year, three-year, five-year, and since inception periods.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser, which is an affiliate of the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to each Fund.

VIDENT FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT &
BOARD CONSIDERATION (Unaudited) (Continued)

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund respective shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

VIDENT FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.  The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk.  The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future.  Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntfunds.com.

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2021	FYE 8/31/2020
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

Vident Core U.S. Equity Fund
	FYE 8/31/2021	FYE 8/31/2020
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

Vident U.S. Bond Strategy ETF
	FYE 8/31/2021	FYE 8/31/2020
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2021	FYE 8/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Equity Fund
	FYE 8/31/2021	FYE 8/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2021	FYE 8/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Vident International Equity Fund
Non-Audit Related Fees	FYE 8/31/2021	FYE 8/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund
Non-Audit Related Fees	FYE 8/31/2021	FYE 8/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Bond Strategy ETF
Non-Audit Related Fees	FYE 8/31/2021	FYE 8/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    November 4, 2021

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    November 4, 2021

* Print the name and title of each signing officer under his or her signature.